Annual Total Returns- Vanguard International Growth Fund (Retail) [BarChart] - Retail - Vanguard International Growth Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.68%)	20.01%	22.95%	(5.63%)	(0.67%)	1.71%	42.96%	(12.69%)	31.35%	59.55%